Income Taxes - Current income tax and Deferred tax expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	¥ 566,061		¥ 398,498	¥ 444,449
Deferred Income Tax Expense (Benefit)	276,808		446,524	185,574
Income Tax Expense (Benefit)	¥ 842,869	$ 120,529	¥ 845,022	¥ 630,023